Schedule of Selected Quarterly Financial Data (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Quarterly Financial Data [Line Items]
Operating revenue	$ 8,702	$ 9,909	$ 9,939	$ 8,602	$ 8,928	$ 10,171	$ 9,809	$ 8,202	$ 37,152	$ 37,110	$ 23,325
Income (loss) from operations	(465)	200	575	(271)	45	935	808	34	39	1,822	976
Net income (loss)	$ (620)	$ 6	$ 339	$ (448)	$ (138)	$ 653	$ 538	$ (213)	$ (723)	$ 840	$ 253
Basic earnings (loss) per share	$ (1.87)	$ 0.02	$ 1.02	$ (1.36)	$ (0.42)	$ 1.97	$ 1.63	$ (0.65)	$ (2.18)	$ 2.54	$ 1.22
Diluted earnings (loss) per share	$ (1.87)	$ 0.02	$ 0.89	$ (1.36)	$ (0.42)	$ 1.69	$ 1.39	$ (0.65)	$ (2.18)	$ 2.26	$ 1.08